Acquisition (Details) - Schedule of components of the purchase price	Dec. 31, 2021 USD ($)
Plant Camp LLC [Member]
Asset Acquisition [Line Items]
Cash paid to seller	$ 300,000
Fair value of equity investment purchased on June 1, 2021	175,000
Total purchase price	475,000
Cash	5,232
Accounts Receivable	7,645
Inventory	19,970
Total assets acquired	32,847
Accounts payable and accrued expenses	5,309
Deferred Revenue	671
Total liabilities assumed	5,980
Net assets acquired	26,867
Non-controlling interest in consolidated subsidiary	56,865
Excess purchase price	504,998
Excess purchase price	504,998
Plant Camp LLC [Member] | Goodwill [Member]
Asset Acquisition [Line Items]
Excess purchase price	7,198
Plant Camp LLC [Member] | Trade Names & Trademarks [Member]
Asset Acquisition [Line Items]
Excess purchase price	100,000
Plant Camp LLC [Member] | Know-How and Intellectual Property [Member]
Asset Acquisition [Line Items]
Excess purchase price	316,500
Plant Camp LLC [Member] | Website [Member]
Asset Acquisition [Line Items]
Excess purchase price	51,300
Plant Camp LLC [Member] | Customer Relationships [Member]
Asset Acquisition [Line Items]
Excess purchase price	30,000
WHE Agency, Inc. [Member]
Asset Acquisition [Line Items]
Cash paid to seller	144,750
Shares granted to seller	893,521
Total purchase price	1,038,271
Cash	26,575
Accounts Receivable	446,272
Total assets acquired	472,847
Accounts payable and accrued expenses	353,017
Total liabilities assumed	353,017
Net assets acquired	119,830
Non-controlling interest in consolidated subsidiary	1,190,000
Excess purchase price	2,108,442
Excess purchase price	2,108,442
WHE Agency, Inc. [Member] | Goodwill [Member]
Asset Acquisition [Line Items]
Excess purchase price	1,349,697
WHE Agency, Inc. [Member] | Trade Names & Trademarks [Member]
Asset Acquisition [Line Items]
Excess purchase price	85,945
WHE Agency, Inc. [Member] | Non-Compete Agreements [Member]
Asset Acquisition [Line Items]
Excess purchase price	45,190
WHE Agency, Inc. [Member] | Influencers / Customers [Member]
Asset Acquisition [Line Items]
Excess purchase price	627,610
Dune, Inc [Member]
Asset Acquisition [Line Items]
Shares granted to seller	424,698
Fair value of equity investment purchased before October 4, 2021	307,665
Total purchase price	732,363
Cash	186,995
Inventory	47,250
Total assets acquired	234,246
Accounts payable and accrued expenses	40,000
Total liabilities assumed	40,000
Net assets acquired	194,246
Non-controlling interest in consolidated subsidiary	720,581
Excess purchase price	1,258,698
Excess purchase price	1,258,698
Dune, Inc [Member] | Goodwill [Member]
Asset Acquisition [Line Items]
Excess purchase price	17,941
Dune, Inc [Member] | Trade Names & Trademarks [Member]
Asset Acquisition [Line Items]
Excess purchase price	249,248
Dune, Inc [Member] | Know-How and Intellectual Property [Member]
Asset Acquisition [Line Items]
Excess purchase price	788,870
Dune, Inc [Member] | Website [Member]
Asset Acquisition [Line Items]
Excess purchase price	127,864
Dune, Inc [Member] | Customer Relationships [Member]
Asset Acquisition [Line Items]
Excess purchase price	$ 74,774